Transactions with Related Parties (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts payable	$ 10,992		$ 8,990
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,426	$ 1,288
Accounts payable	151		190
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,136	$ 2,152
Accounts payable	$ 0		$ 0